LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
LOANS PAYABLE
Summary of loans payable

As of December 31, 2021 and 2020, loans payable consisted of:

	As of December 31,
	2021	2020
Loans payable – current portion	$65,415	$65,611
Loans payable – non-current portion	85,858	157,629
Total	$151,273	$223,240